Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property and Equipment, Net Useful Life

The following tables present the movements in the book values of property and equipment, net:

in CHF thousands	Lab - equipment	Lab - fixtures and fittings	Office equipment & hardware	Total
Acquisition cost:
Balance as of December 31, 2021	555	195	101	851
Acquisitions	45	-	20	65
Balance as of December 31, 2022	600	195	121	916
Acquisitions	18	-	30	48
Balance as of December 31, 2023	618	195	151	964

	Lab - equipment	Lab - fixtures and fittings	Office equipment & IT tools	Total
Accumulated depreciation:
Balance as of December 31, 2021	(305)	(59)	(55)	(420)
Depreciation expense	(70)	(28)	(34)	(132)
Balance as of December 31, 2022	(375)	(87)	(89)	(551)
Depreciation expense	(89)	(19)	(17)	(125)
Balance as of December 31, 2023	(464)	(106)	(106)	(676)

Carrying amount:
Balance as of December 31, 2022	225	108	32	365
Balance as of December 31, 2023	154	89	45	288